Net fee and commission income	12 Months Ended
Dec. 31, 2018
Net fee And Commission Income [Line Items]
Disclosure Of Fee And Commission Income Expense Explanatory

Note 4 Net fee and commission income[1]

	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Underwriting fees	811	1,003	739
of which: equity underwriting fees	431	573	356
of which: debt underwriting fees	380	429	383
M&A and corporate finance fees	768	698	742
Brokerage fees	3,521	3,820	3,802
Investment fund fees	4,954	4,322	4,265
Portfolio management and related services	7,756	7,666	7,069
Other	1,786	1,854	1,757
Total fee and commission income[2]	19,598	19,362	18,374
of which: recurring	12,911
of which: transaction-based	6,594
of which: performance-based	93
Brokerage fees paid	316	673	769
Other	1,387	1,167	1,013
Total fee and commission expense	1,703	1,840	1,781
Net fee and commission income	17,895	17,522	16,593
of which: net brokerage fees	3,205	3,147	3,033
1 Upon adoption of IFRS 15, certain brokerage fees paid in an agency capacity have been reclassified from Fee and commission expense to Fee and commission income on a prospective basis from 1 January 2018, primarily relating to third-party execution costs for exchange-traded derivative transactions and fees payable to third-party research providers on behalf of clients. In addition to the IFRS 15 changes, certain revenues, primarily distribution fees and fund management fees, have been reclassified between reporting lines to better reflect the nature of the revenues, with prior-period information restated accordingly. This resulted in the following effects: For the year ended 31 December 2017, USD 316 million was reclassified from Underwriting fees to Brokerage fees and USD 1,040 million was reclassified from Portfolio management and related services to Investment fund fees. For the year ended 31 December 2016, USD 220 million was reclassified from Underwriting fees to Brokerage fees and USD 1,061 million was reclassified from Portfolio management and related services to Investment fund fees. Also, certain expenses that are incremental and incidental to revenues have been reclassified prospectively from General and administrative expenses to Fee and commission expense to improve the alignment of transaction-based costs with the associated revenue stream, primarily affecting clearing costs, client loyalty costs, fund and custody expenses. As the effect of this reclassification was not material, prior-period information was not restated. 2 Reflects third-party fee and commission income of USD 12,059 million for Global Wealth Management, USD 3,525 million for the Investment Bank, USD 2,579 million for Asset Management, USD 1,338 million for Personal & Corporate Banking and USD 97 million for Corporate Center.

UBS AG
Net fee And Commission Income [Line Items]
Disclosure Of Fee And Commission Income Expense Explanatory

Note 4 Net fee and commission income[1]

	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Underwriting fees	843	1,029	787
of which: equity underwriting fees	431	573	356
of which: debt underwriting fees	412	456	431
M&A and corporate finance fees	768	698	742
Brokerage fees	3,521	3,821	3,804
Investment fund fees	4,955	4,322	4,265
Portfolio management and related services	7,756	7,666	7,069
Other	1,789	1,854	1,758
Total fee and commission income[2]	19,632	19,390	18,425
of which: recurring	12,911
of which: transaction-based	6,629
of which: performance-based	93
Brokerage fees paid	316	673	769
Other	1,387	1,167	1,013
Total fee and commission expense	1,703	1,840	1,781
Net fee and commission income	17,930	17,550	16,644
of which: net brokerage fees	3,205	3,148	3,035
1 Upon adoption of IFRS 15, certain brokerage fees paid in an agency capacity have been reclassified from Fee and commission expense to Fee and commission income on a prospective basis from 1 January 2018, primarily relating to third-party execution costs for exchange-traded derivative transactions and fees payable to third-party research providers on behalf of clients. In addition to the IFRS 15 changes, certain revenues, primarily distribution fees and fund management fees, have been reclassified between reporting lines to better reflect the nature of the revenues, with prior-period information restated accordingly. This resulted in the following effects: For the year ended 31 December 2017, USD 316 million was reclassified from Underwriting fees to Brokerage fees and USD 1,040 million was reclassified from Portfolio management and related services to Investment fund fees. For the year ended 31 December 2016, USD 220 million was reclassified from Underwriting fees to Brokerage fees and USD 1,061 million was reclassified from Portfolio management and related services to Investment fund fees. Also, certain expenses that are incremental and incidental to revenues have been reclassified prospectively from General and administrative expenses to Fee and commission expense to improve the alignment of transaction-based costs with the associated revenue stream, primarily affecting clearing costs, client loyalty costs, fund and custody expenses. As the effect of this reclassification was not material, prior-period information was not restated. 2 Reflects third-party fee and commission income of USD 12,059 million for Global Wealth Management, USD 3,557 million for the Investment Bank, USD 2,579 million for Asset Management, USD 1,338 million for Personal & Corporate Banking and USD 100 million for Corporate Center.